Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 161,148	$ 117,192
Restricted cash	10,648	10,005
Margin deposits (Note 12)	4,270	5,849
Accounts receivable	53,697	30,622
Capitalized voyage expenses	2,468	1,839
Due from related companies (Note 2)	11,764	14,607
Advances and other	27,131	20,176
Inventories	32,951	22,918
Prepaid insurance and other	3,124	1,861
Receivable, short-term (Note 4)	12,871	12,741
Current portion of financial instruments - Fair value (Notes 7, 12)	4,690	1,852
Total current assets	324,762	239,662
Derivative Instruments and Hedges, Noncurrent	4,531	1,526
Operating Lease, Right-of-Use Asset	73,511	88,573
Lease incentive receivable	23,059	23,163
FIXED ASSETS (Note 4)
Advances for vessels under construction	71,906	104,635
Vessels	3,456,374	3,729,440
Accumulated depreciation	(935,141)	(876,482)
Vessels’ Net Book Value	2,521,233	2,402,958
Total fixed assets	2,593,139	2,507,593
DEFERRED CHARGES AND LEASEHOLD IMPROVEMENTS, net (Note 5)	45,066	34,297
Total assets	3,064,068	2,894,814
CURRENT LIABILITIES:
Current portion of long - term debt and other financial liabilities (Note 6)	200,575	172,936
Payables	71,488	74,912
Due to related companies (Note 2)	8,513	7,747
Dividends payable	2,894	0
Accrued liabilities	41,309	27,851
Unearned revenue (Note 3)	7,082	9,020
Current portion of obligations under operating leases (Note 4)	25,763	29,749
Current portion of financial liability under operating leases (Note 4)	1,014	997
Current portion of financial instruments - Fair value (Notes 7, 12)	1,756	8,884
Total current liabilities	360,394	332,096
LONG-TERM DEBT AND OTHER FINANCIAL LIABILITIES, net of current portion (Note 6)	1,275,149	1,200,251
LONG-TERM OBLIGATIONS UNDER OPERATING LEASES (Note 4)	47,748	58,824
FINANCIAL LIABILITY UNDER OPERATING LEASES, net of current portion (Note 4)	2,688	3,196
FINANCIAL INSTRUMENTS - Fair value (Notes 7, 12)	114	8,656
STOCKHOLDERS’ EQUITY (Note 8):
Preferred shares, $ 1.00 par value; 25,000,000 shares authorized and 3,517,061 Series D Preferred Shares, 4,745,947 Series E Preferred Shares, 6,747,147 Series F Preferred Shares and 459,286 Series G Convertible Preferred Shares issued and outstanding at June 30, 2022 and 3,516,896 Series D Preferred Shares, 4,743,708 Series E Preferred Shares, 6,741,259 Series F Preferred Shares and 459,286 Series G Convertible Preferred Shares issued and outstanding at December 31, 2021	15,469	15,461
Common shares, $ 5.00 par value; 60,000,000 shares authorized at June 30, 2022 and 35,000,000 shares authorized at December 31, 2021; 29,308,379 shares issued and 28,630,206 shares outstanding at June 30, 2022 and 25,244,113 shares issued and 24,565,940 outstanding at December 31, 2021, respectively	146,542	126,221
Additional paid-in capital	986,874	973,582
Cost of treasury stock	(6,791)	(6,791)
Accumulated other comprehensive income (loss)	4,001	(17,175)
Retained earnings	181,008	149,505
Total Tsakos Energy Navigation Limited stockholders’ equity	1,327,103	1,240,803
Non-controlling Interest	50,872	50,988
Total stockholders’ equity	1,377,975	1,291,791
Total liabilities and stockholders’ equity	$ 3,064,068	$ 2,894,814